Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, plant and equipment, net consists
	Useful life	September 30, 2021	September 30, 2020
Buildings	20 years	$7,808,006	$7,414,580
Machinery and equipment	5-10 years	2,047,338	1,534,015
Automobiles	3-5 years	116,370	140,346
Office and electric equipment	3-5 years	489,886	434,075
Subtotal		10,461,600	9,523,016
Less: accumulated depreciation		(5,780,247)	(5,094,952)
Property and equipment, net		$4,681,353	$4,428,064